The prospectus containing information for the AEL Personal Portfolio Plus2, AEL Personal Portfolio(SM) and AEL Personal Portfolio Plus Variable Annuities filed electronically in Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-54471 on Form N-4, filed on or about April 28, 2000, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          AEL PERSONAL PORTFOLIO PLUS2

                                       and

              AEL PERSONAL PORTFOLIOSM/AEL Personal Portfolio Plus

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000

                           Revised as of July 21, 2000

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
800-333-3437

                                TABLE OF CONTENTS

Performance Information..................................................p.3

Calculating Annuity Payouts.............................................p.10

Rating Agencies.........................................................p.11

Principal Underwriter...................................................p.11

Independent Auditors....................................................p.11

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance on historical earnings, past performance does not guarantee future results.


Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1999

                                                             Performance since
                                                            commencement of the                   Performance since
                                                                 subaccount                  commencement of the Fund**
                                                                         Since                                          Since
Subaccount    Investing in:                                1 Year    commencement    1 Year    5 Years   10 Years   commencement

               AXPSM VARIABLE PORTFOLIO -
ESI              Bond Fund (2/95;10/81)*                    -6.10%        5.59%       -6.10%     5.93%     6.53%         9.02%
ECR              Capital Resource Fund (2/95;10/81)         14.95        18.64        14.95     19.25     13.75         14.21
EMS              Cash Management Fund (2/95;10/81)          -3.33         2.94        -3.33      2.97      3.28          4.94
EIE              International Fund (2/95;1/92)             36.52        15.97        36.52     14.05       --          11.63
EMG              Managed Fund (2/95;4/86)                    6.17        15.88         6.17     16.12     11.81         11.16
EGD              New Dimensions Fund(R)(10/97;5/96)         23.09        26.59        23.09       --        --          23.88
EAG              Strategy Aggressive Fund (2/95;1/92)       61.58        23.08        61.58     22.67       --          15.25

               AIM V.I.
EGN              Growth and Income Fund (10/97;5/94)        25.31        26.62        25.31     26.05       --          22.49
EIN              International Equity Fund (10/97;5/93)     45.82        28.46        45.82     19.83       --          16.97
EVA              Value Fund (10/97;5/93)                    21.02        26.59        21.02     25.11       --          21.17

               AMERICAN CENTURY VARIABLE PORTFOLIOS,
               INC.
EIG              Income and Growth (10/98;10/97)             9.31        30.82         9.31       --        --          20.92
EVL              Value (10/98;5/96)                         -8.44         3.10        -8.44       --        --           8.59

               JANUS ASPEN SERIES
ESB              Balanced Portfolio: Institutional          17.92        25.51        17.92     22.57       --          18.74
                 Shares
                 (10/97;9/93)
EWG              Worldwide Growth Portfolio:                55.09        39.56        55.09     31.43       --          27.72
                 Institutional Shares (10/97;9/93)

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio (10/97;8/88)              -5.33%        6.51%       -5.33%    17.91%    13.71%        13.90%
EMG              Managed Portfolio (2/95;8/88)              -3.08        16.05        -3.08     17.61     14.83         15.90
ESC              Small Cap Portfolio (10/97;8/88)           -9.34        -7.91        -9.34      6.64      9.42          9.78
EUS              U.S. Government Income Portfolio           -9.11         3.32        -9.11       --        --           3.69
                 (2/95;1/95)

               OPPENHEIMER VARIABLE ACCOUNT FUNDS
EGR              Capital Appreciation Fund/VA               32.61        27.10        32.61     28.50     16.66         15.80
                 (10/97;4/85)
EHI              High Income Fund/VA (10/97;4/86)           -3.73        -0.78        -3.73      8.17     10.94          9.94


*    (Commencement date of the subaccount; Commencement date of the Fund)
**   Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1999

                                                             Performance since
                                                            commencement of the                   Performance since
                                                                 subaccount                  commencement of the Fund**
                                                                         Since                                          Since
Subaccount     Investing in:                               1 Year    commencement     1 Year    5 Years   10 Years   commencement

               PUTNAM VARIABLE TRUST
EDI              Putnam VT Diversified Income Fund          -6.04         4.48        -6.04       4.82      --           3.39
                 -Class IA Shares (2/95;9/93)*
EGI              Putnam VT Growth and Income Fund -         -6.21        16.53        -6.21      17.30     12.26        13.43
                 Class IA Shares (2/95;2/88)
EHY              Putnam VT High Yield Fund - Class IA       -2.23         6.35        -2.23       6.67      9.14         7.76
                 Shares (2/95;2/88)
ENO              Putnam VT New Opportunities Fund -         59.93        31.06        59.93      30.71      --          28.25
                 Class IA Shares (2/95;5/94)

               PUTNAM VARIABLE TRUST
EPD              Putnam VT Diversified Income Fund -        -6.06        -4.09        -6.06       4.67      --           3.24
                 Class IB Shares (10/98;9/93)***
EPG              Putnam VT Growth and Income Fund -         -6.32         9.61        -6.32      17.14     12.10        13.26
                 Class IB Shares (10/98;2/88)***
EPH              Putnam VT High Yield Fund - Class IB       -2.33        -0.44        -2.33       6.54      8.99         7.61
                 Shares (10/98;2/88)***
EPV              Putnam VT Voyager Fund - Class IB          48.75        80.15        48.75      29.30     20.28        19.50
                 Shares (10/98;2/88)***

*    (Commencement date of the subaccount; Commencement date of the Fund)
**   Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
***  Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA
     Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1999

                                                            Performance since
                                                           commencement of the                    Performance since
                                                                subaccount                   commencement of the Fund**
                                                                        Since                                           Since
Subaccount     Investing In:                               1 Year     commencement     1 Year    5 Years   10 Years  commencement

               AXPSM VARIABLE PORTFOLIO -
ESI              Bond Fund (2/95;10/81)*                   0.21%        6.09%          0.21%     6.40%     6.53%         9.02%
ECR              Capital Resource Fund (2/95;10/81)       21.95        18.96          21.95     19.55     13.75         14.21
EMS              Cash Management Fund (2/95;10/81)         3.20         3.48           3.20      3.50      3.28          4.94
EIE              International Fund (2/95;1/92)           43.52        16.32          43.52     14.41       --          11.63
EMG              Managed Fund (2/95;4/86)                 13.17        16.22          13.17     16.45     11.81         11.16
EGD              New Dimensions Fund(R)(10/97;5/96)       30.09        28.32          30.09       --        --          24.49
EAG              Strategy Aggressive Fund (2/95;1/92)     68.58        23.35          68.58     22.94       --          15.25

               AIM V.I.
EGN              Growth and Income Fund (10/97;5/94)      32.31        28.35          32.31     26.28       --          22.63
EIN              International Equity Fund                52.82        30.16          52.82     20.12       --          17.03
                 (10/97;5/93)
EVA              Value Fund (10/97;5/93)                  28.02        28.32          28.02     25.35       --          21.22

               AMERICAN CENTURY VARIABLE PORTFOLIOS,
               INC.
EIG              Income and Growth (10/98;10/97)          16.31        35.35          16.31       --        --          22.75
EVL              Value (10/98;5/96)                       -2.30         7.81          -2.30       --        --           9.46

               JANUS ASPEN SERIES
ESB              Balanced Portfolio: Institutional        24.92%       27.26%         24.92%    22.83%      --%         18.81%
                 Shares
                 (10/97;9/93)
EWG              Worldwide Growth Portfolio:              62.09        41.11          62.09     31.63      --           27.76
                 Institutional Shares (10/97;9/93)

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio (10/97;8/88)             1.04         8.63           1.04     18.21     13.71         13.90
EMG              Managed Portfolio (2/95;8/88)             3.46        16.39           3.46     17.92     14.83         15.90
ESC              Small Cap Portfolio (10/97;8/88)         -3.27        -5.93          -3.27      6.73      9.42          9.78
EUS              U.S. Government Income Portfolio         -3.02         3.86          -3.02       --        --           4.21
                 (2/95;1/95)

               OPPENHEIMER VARIABLE ACCOUNT FUNDS
EGR              Capital Appreciation Fund/VA             39.61        28.82          39.61     28.72     16.66         15.80
                 (10/97;4/85)
EHI              High Income Fund/VA (10/97;4/86)          2.76         1.36           2.76      8.61     10.94          9.94


*    (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.

Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1999

                                                            Performance since
                                                           commencement of the                    Performance since
                                                                subaccount                   commencement of the Fund**
                                                                        Since                                           Since
 Subaccount    Investing In:                              1 Year     commencement     1 Year    5 Years   10 Years   commencement

               PUTNAM VARIABLE TRUST
EDI              Putnam VT Diversified Income Fund -       0.28         4.99           0.28       5.31      --           3.52
                 Class IA Shares (2/95;9/93)*
EGI              Putnam VT Growth and Income Fund -        0.10        16.87           0.10      17.61     12.26        13.43
                 Class IA Shares (2/95;2/88)
EHY              Putnam VT High Yield Fund - Class IA      4.38         6.83           4.38       7.13      9.14         7.76
                 Shares (2/95;2/88)
ENO              Putnam VT New Opportunities Fund -       66.93        31.28          66.93      30.92      --          28.36
                 Class IA Shares (2/95;5/94)

               PUTNAM VARIABLE TRUST
EPD              Putnam VT Diversified Income Fund -       0.40         0.43           0.40       5.19      --           3.40
                 Class IB Shares (10/98;9/93)***
EPG              Putnam VT Growth and Income Fund -       -0.02        14.33          -0.02      17.45     12.10        13.26
                 Class IB Shares (10/98;2/88)***
EPH              Putnam VT High Yield Fund - Class IB      4.27         4.15           4.27       7.00      8.99         7.61
                 Shares (10/98;2/88)***
EPV              Putnam VT Voyager Fund - Class IB        55.75        84.35          55.75      29.52     20.28        19.50
                 Shares (10/98;2/88)***

*    (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.
***  Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA
     Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a variable subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

               (a)  the  change  in  the  value  of  a  hypothetical  subaccount
                    (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

               (b) less a pro rata share of the subaccount expenses accrued over the period;

               (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

               (d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999
Subaccount       Investing In:                                               Simple Yield         Compound Yield
----------       -------------                                               ------------         --------------
EMS              AXPSM Variable Portfolio - Cash Management Fund                 4.53%                4.63%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount         Investing In:                                       Yield
----------         -------------                                       -----
ESI                AXPSM Variable Portfolio - Bond Fund                7.52%

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last three years aggregated total $479,554, $199,062 and $79,195, respectively.

Commissions paid by AEL for the last three years aggregated total $5,924,368, $4,415,795 and $1,798,969, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ESI, ECR, EMS, EIE, EMG, EGD, EAG, EGN, EIN, EVA, EIG, EVL, ELA, EPA, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 1999

                                                                                      Segregated Asset Subaccounts
Assets                                                                        ESI                   ECR                   EMS
Investments in shares of mutual funds and portfolios:
  at cost                                                                 $ 11,651,363          $ 10,984,992           $ 1,110,118
                                                                          ------------          ------------           -----------
  at market value                                                         $ 10,828,713          $ 13,632,953           $ 1,110,117
Dividends receivable                                                            66,241                    --                 5,329
Accounts receivable from American Enterprise Life
for contract purchase payments                                                      --                27,305                    --
Receivable from mutual funds and portfolios
for share redemptions                                                               --                    --                    --
                                                                                ------              --------                 -----
Total assets                                                                10,894,954            13,660,258             1,115,446
                                                                            ==========            ==========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                11,459                14,364                 1,274
  Issue and administrative fee                                                   1,375                 1,724                   153
  Contract terminations                                                         61,819                    --                    --
Payable to mutual funds and portfolios for investments purchased                    --                    --                    --
                                                                                ------                   ---                 -----
Total liabilities                                                               74,653                16,088                 1,427
                                                                                ------                ------                 -----
Net assets applicable to contracts in accumulation period                   10,817,495            13,637,782             1,114,004
Net assets applicable to contracts in payment period                             2,806                 6,388                    15
                                                                                 -----                 -----                    --
Total net assets                                                          $ 10,820,301          $ 13,644,170           $ 1,114,019
                                                                          ============          ============           ===========
Accumulation units outstanding                                               8,126,599             5,864,252               941,161
                                                                             =========             =========               =======
Net asset value per accumulation unit                                           $ 1.33                $ 2.33                $ 1.18
                                                                                ======                ======                ======

Assets                                                                          EIE                   EMG                   EGD
Investments in shares of mutual funds and portfolios:
  at cost                                                                   $ 4,121,701          $ 11,427,222           $ 2,802,524
                                                                            -----------          ------------           -----------
  at market value                                                           $ 5,260,601          $ 12,406,820           $ 3,689,151
Dividends receivable                                                                 --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                    2,520                    --                    --
Receivable from mutual funds and portfolios
for share redemptions                                                                --                    --                    --
                                                                                -------             ---------                ------
Total assets                                                                  5,263,121            12,406,820             3,689,151
                                                                              =========            ==========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                  5,572                13,107                 3,694
  Issue and administrative fee                                                      669                 1,573                   443
  Contract terminations                                                              --                 1,945                   401
Payable to mutual funds and portfolios for investments purchased                     --                    --                    --
                                                                                -------                  ----                ------
Total liabilities                                                                 6,241                16,625                 4,538
                                                                                  -----                ------                 -----
Net assets applicable to contracts in accumulation period                     5,249,835            12,385,565             3,684,613
Net assets applicable to contracts in payment period                              7,045                 4,630                    --
                                                                                  -----                 -----
Total net assets                                                            $ 5,256,880          $ 12,390,195           $ 3,684,613
                                                                            ===========          ============           ===========
Accumulation units outstanding                                                2,510,018             5,985,403             2,140,748
                                                                              =========             =========             =========
Net asset value per accumulation unit                                            $ 2.09                $ 2.07                $ 1.72
                                                                                 ======                ======                ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 1999

                                                                                       Segregated Asset Subaccounts
Assets                                                                        EAG                   EGN                   EIN
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 7,436,725           $ 6,940,259           $ 3,948,719
                                                                           -----------           -----------           -----------
  at market value                                                         $ 10,999,058           $ 9,194,441           $ 5,453,385
Dividends receivable                                                                --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                  35,107                    --                 1,931
Receivable from mutual funds and portfolios for share redemptions                   --                17,817                 6,461
                                                                                                      ------                 -----
Total assets                                                                11,034,165             9,212,258             5,461,777
                                                                            ==========             =========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                11,597                 9,650                 5,769
  Issue and administrative fee                                                   1,392                 1,158                   692
  Contract terminations                                                             --                 7,009                    --
Payable to mutual funds and portfolios for investments purchased                    --                    --                 1,931
                                                                                                                             -----
Total liabilities                                                               12,989                17,817                 8,392
                                                                                ------                ------                 -----
Net assets applicable to contracts in accumulation period                   11,014,379             9,194,441             5,453,385
Net assets applicable to contracts in payment period                             6,797                    --                    --
                                                                                 -----
Total net assets                                                          $ 11,021,176           $ 9,194,441           $ 5,453,385
                                                                          ============           ===========           ===========
Accumulation units outstanding                                               3,961,232             5,343,484             3,074,254
                                                                             =========             =========             =========
Net asset value per accumulation unit                                           $ 2.78                $ 1.72                $ 1.77
                                                                                ======                ======                ======

Assets                                                                          EVA                   EIG                   EVL
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 8,003,320           $ 2,392,932           $ 1,474,864
  at market value                                                          $ 9,698,008           $ 2,670,414           $ 1,376,425
Dividends receivable                                                                --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                      --                    --                    --
Receivable from mutual funds and portfolios for share redemptions               27,675                 6,720                 7,440
Total assets                                                                 9,725,683             2,677,134             1,383,865

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                10,001                 2,787                 1,444
  Issue and administrative fee                                                   1,200                   335                   173
  Contract terminations                                                         16,474                 3,598                 5,823
Payable to mutual funds and portfolios for investments purchased                    --                    --                    --
                                                                                 -----                   ----                -----
Total liabilities                                                               27,675                 6,720                 7,440
                                                                                ------                 -----                 -----
Net assets applicable to contracts in accumulation period                    9,698,008             2,670,414             1,376,366
Net assets applicable to contracts in payment period                                --                    --                    59
                                                                              --------                ------                    --
Total net assets                                                           $ 9,698,008           $ 2,670,414           $ 1,376,425
                                                                           ===========           ===========           ===========
Accumulation units outstanding                                               5,637,595             1,833,797             1,252,255
                                                                             =========             =========             =========
Net asset value per accumulation unit                                           $ 1.72                $ 1.46                $ 1.10
                                                                                ======                ======                ======


See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 1999

                                                                               Segregated Asset Subaccounts
Assets                                                                 ESB                   EWG                   EEQ
Investments in shares of mutual funds and portfolios:
  at cost                                                         $ 12,029,602           $ 5,138,927           $ 2,057,046
                                                                  ------------           -----------           -----------
  at market value                                                 $ 14,465,195           $ 7,922,691           $ 2,043,768
Dividends receivable                                                        --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          39,184                 9,412                 1,511
Receivable from mutual funds and portfolios
for share redemptions                                                   16,745                 9,130                 2,401
                                                                        ------                 -----                 -----
Total assets                                                        14,521,124             7,941,233             2,047,680
                                                                    ==========             =========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                        14,950                 8,152                 2,144
  Issue and administrative fee                                           1,794                   978                   257
  Contract terminations                                                     --                    --                    --
Payable to mutual funds and portfolios
for investments purchased                                               39,185                 9,412                 1,511
                                                                        ------                 -----                 -----
Total liabilities                                                       55,929                18,542                 3,912
                                                                        ------                ------                 -----
Net assets applicable to contracts in accumulation period           14,465,195             7,911,172             2,043,603
Net assets applicable to contracts in payment period                        --                11,519                   165
                                                                                              ======                   ===
Total net assets                                                  $ 14,465,195           $ 7,922,691           $ 2,043,768
                                                                  ============           ===========           ===========
Accumulation units outstanding                                       8,580,707             3,750,748             1,705,046
                                                                     =========             =========             =========
Net asset value per accumulation unit                                   $ 1.69                $ 2.11                $ 1.20
                                                                        ======                ======                ======

Assets                                                                  EMD                   ESC                   EUS
Investments in shares of mutual funds and portfolios:
  at cost                                                         $ 10,818,365           $ 2,709,374           $ 6,222,154
                                                                  ------------           -----------           -----------
  at market value                                                 $ 12,090,244           $ 2,617,738           $ 5,964,651
Dividends receivable                                                        --                    --                12,225
Accounts receivable from American Enterprise Life
for contract purchase payments                                              --                 1,580                 2,085
Receivable from mutual funds and portfolios
for share redemptions                                                   19,664                 3,064                 7,204
                                                                        ------                 -----                 -----
Total assets                                                        12,109,908             2,622,382             5,986,165
                                                                    ==========             =========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                        13,033                 2,736                 6,432
  Issue and administrative fee                                           1,564                   328                   772
  Contract terminations                                                  5,067                    --                    --
Payable to mutual funds and portfolios
for investments purchased                                                   --                 1,580                 2,085
                                                                                               -----                 -----
Total liabilities                                                       19,664                 4,644                 9,289
                                                                        ------                 -----                 -----
Net assets applicable to contracts in accumulation period           12,083,504             2,617,738             5,968,101
Net assets applicable to contracts in payment period                     6,740                    --                 8,775
                                                                         -----                                       -----
Total net assets                                                  $ 12,090,244           $ 2,617,738           $ 5,976,876
                                                                  ============           ===========           ===========
Accumulation units outstanding                                       5,791,809             2,983,621             4,953,540
                                                                     =========             =========             =========
Net asset value per accumulation unit                                   $ 2.09                $ 0.88                $ 1.21
                                                                        ======                ======                ======


See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 1999
                                                                                        Segregated Asset Subaccounts
Assets                                                                         EGR                   EHI                   EDI
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 5,456,035           $ 3,927,435           $ 8,709,431
                                                                           -----------           -----------           -----------
  at market value                                                          $ 7,362,425           $ 3,834,550           $ 8,087,474
Dividends receivable                                                                --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                   5,869                 1,939                 9,184
Receivable from mutual funds and portfolios for share redemptions                8,692                 4,489                 9,604
                                                                                 -----                 -----                 -----
Total assets                                                                 7,376,986             3,840,978             8,106,262
                                                                             =========             =========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                 7,761                 4,008                 8,575
  Issue and administrative fee                                                     931                   481                 1,029
  Contract terminations                                                             --                    --                    --
Payable to mutual funds and portfolios for investments purchased                 5,869                 1,939                 9,184
                                                                                 -----                 -----                 -----
Total liabilities                                                               14,561                 6,428                18,788
                                                                                ------                 -----                ------
Net assets applicable to contracts in accumulation period                    7,362,425             3,834,550             8,087,474
Net assets applicable to contracts in payment period                                --                    --                    --
                                                                                ------              --------                 -----
Total net assets                                                           $ 7,362,424           $ 3,834,550           $ 8,087,475
                                                                           ===========           ===========           ===========
Accumulation units outstanding                                               4,244,142             3,717,824             6,355,776
                                                                             =========             =========             =========
Net asset value per accumulation unit                                           $ 1.73                $ 1.03                $ 1.27
                                                                                ======                ======                ======

Assets                                                                       EPD                   EGI                   EPG
Investments in shares of mutual funds and portfolios:
  at cost                                                                $ 2,943,621          $ 19,106,692           $ 5,335,763
                                                                         -----------          ------------           -----------
  at market value                                                        $ 2,927,018          $ 19,934,482           $ 5,082,976
Dividends receivable                                                              --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                 8,983                 6,271                21,459
Receivable from mutual funds and portfolios for share redemptions              3,407                23,784                 5,781
                                                                               -----                ------                 -----
Total assets                                                               2,939,408            19,964,537             5,110,216
                                                                           =========            ==========             =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                               3,042                21,236                 5,162
  Issue and administrative fee                                                   365                 2,548                   619
  Contract terminations                                                           --                    --                    --
Payable to mutual funds and portfolios for investments purchased               8,983                 6,271                21,459
                                                                               -----                 -----                ------
Total liabilities                                                             12,390                30,055                27,240
                                                                              ------                ------                ------
Net assets applicable to contracts in accumulation period                  2,927,018            19,932,641             5,082,976
Net assets applicable to contracts in payment period                              --                 1,841                    --
                                                                                                     -----
Total net assets                                                         $ 2,927,018          $ 19,934,482           $ 5,082,976
                                                                         ===========          ============           ===========
Accumulation units outstanding                                             2,911,374             9,311,251             4,302,357
                                                                           =========             =========             =========
Net asset value per accumulation unit                                         $ 1.01                $ 2.14                $ 1.18
                                                                              ======                ======                ======


See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 1999

                                                                                          Segregated Asset Subaccounts
Assets                                                                         EHY                   EPH                   ENO
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 5,514,025           $ 1,364,314           $ 9,228,143
                                                                           -----------           -----------           -----------
  at market value                                                          $ 4,908,473           $ 1,365,689          $ 20,602,458
Dividends receivable                                                                --                    --                    --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                     164                 3,688                    --
Receivable from mutual funds and portfolios for share redemptions                5,886                 1,587                26,598
                                                                                 -----                 -----                ------
Total assets                                                                 4,914,523             1,370,964            20,629,056
                                                                             =========             =========            ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                 5,255                 1,417                21,949
  Issue and administrative fee                                                     631                   170                 2,634
  Contract terminations                                                             --                    --                 2,015
Payable to mutual funds and portfolios for investments purchased                   164                 3,688                    --
                                                                                   ---                 -----
Total liabilities                                                                6,050                 5,275                26,598
                                                                                 -----                 -----                ------
Net assets applicable to contracts in accumulation period                    4,904,848             1,365,689            20,602,458
Net assets applicable to contracts in payment period                             3,625                    --                    --
                                                                                 -----
Total net assets                                                           $ 4,908,473           $ 1,365,689          $ 20,602,458
                                                                           ===========           ===========          ============
Accumulation units outstanding                                               3,543,505             1,296,857             5,475,925
                                                                             =========             =========             =========
Net asset value per accumulation unit                                           $ 1.38                $ 1.05                $ 3.76
                                                                                ======                ======                ======

                                                                                                   Combined
                                                                                                   Variable
Assets                                                                         EPV                  Account
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 4,642,750        $ 177,498,416
                                                                           -----------        -------------
  at market value                                                          $ 6,317,511        $ 211,847,429
Dividends receivable                                                                --               83,795
Accounts receivable from American Enterprise Life
for contract purchase payments                                                      --              178,192
Receivable from mutual funds and portfolios for share redemptions                7,596              221,745
                                                                                 -----              -------
Total assets                                                                 6,325,107          212,331,161
                                                                             =========          ===========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                 6,370              222,940
  Issue and administrative fee                                                     765               26,753
  Contract terminations                                                            461              104,612
Payable to mutual funds and portfolios for investments purchased                    --              113,261
                                                                                                    -------
Total liabilities                                                                7,596              467,566
                                                                                 -----              -------
Net assets applicable to contracts in accumulation period                    6,317,511          211,803,190
Net assets applicable to contracts in payment period                                --               60,405
                                                                                                     ------
Total net assets                                                           $ 6,317,511        $ 211,863,595
                                                                           ===========        =============
Accumulation units outstanding                                               2,958,969
                                                                             =========
Net asset value per accumulation unit                                           $ 2.14
                                                                                ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Operations
Period ended December 31, 1999

                                                                                       Segregated Asset Subaccounts
Investment income                                                            ESI                   ECR                    EMS
Dividend income from mutual funds and portfolios                           $ 639,680           $ 1,220,605               $ 49,468
                                                                           ---------           -----------               --------
Expenses:
Mortality and expense risk fee                                               116,344               140,485                 13,300
Administrative charge                                                         13,961                16,857                  1,596
                                                                              ------                ------                  -----
Total expenses                                                               130,305               157,342                 14,896
                                                                             -------               -------                 ------
Investment income (loss) - net                                               509,375             1,063,263                 34,572
                                                                             =======             =========                 ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual
funds and portfolios:
  Proceeds from sales                                                        519,183               775,040              3,469,740
  Cost of investments sold                                                   557,599               641,397              3,469,746
                                                                             -------               -------              ---------
Net realized gain (loss) on investments                                      (38,416)              133,643                     (6)
Net change in unrealized appreciation or depreciation of investments        (431,444)            1,170,550                     (4)
                                                                            --------             ---------                     --
Net gain (loss) on investments                                              (469,860)            1,304,193                    (10)
                                                                            --------             ---------                    ---
Net increase (decrease) in net assets resulting from operations             $ 39,515           $ 2,367,456               $ 34,562
                                                                            ========           ===========               ========

Investment income                                                              EIE                    EMG                   EGD
Dividend income from mutual funds and portfolios                           $ 678,619              $ 773,979              $ 32,955
                                                                           ---------              ---------              --------
Expenses:
Mortality and expense risk fee                                                49,008                128,811                29,409
Administrative charge                                                          5,880                 15,458                 3,529
                                                                               -----                 ------                 -----
Total expenses                                                                54,888                144,269                32,938
                                                                              ------                -------                ------
Investment income (loss) - net                                               623,731                629,710                    17
                                                                             =======                =======                    ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual
funds and portfolios:
  Proceeds from sales                                                        286,508                674,233               141,571
  Cost of investments sold                                                   243,004                642,429               116,987
                                                                             -------                -------               -------
Net realized gain (loss) on investments                                       43,504                 31,804                24,584
Net change in unrealized appreciation or depreciation of investments         906,786                705,266               694,325
                                                                             -------                -------               -------
Net gain (loss) on investments                                               950,290                737,070               718,909
                                                                             -------                -------               -------
Net increase (decrease) in net assets resulting from operations          $ 1,574,021            $ 1,366,780             $ 718,926
                                                                         ===========            ===========             =========


See accompanying notes to financial statements.


Statements of Operations
Period ended December 31, 1999

                                                                                        Segregated Asset Subaccounts
Investment income                                                             EAG                   EGN                   EIN1
Dividend income from mutual funds and portfolios                           $ 777,394              $ 75,239              $ 181,816
                                                                           ---------              --------              ---------
Expenses:
Mortality and expense risk fee                                                90,103                71,307                 26,572
Administrative charge                                                          9,769                 8,557                  3,189
                                                                               -----                 -----                  -----
Total expenses                                                                99,872                79,864                 29,761
                                                                              ------                ------                 ------
Investment income (loss) - net                                               677,522                (4,625)               152,055
                                                                             =======                ======                =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                        784,628               114,817                175,359
  Cost of investments sold                                                   715,168                96,958                148,764
                                                                             -------                ------                -------
Net realized gain (loss) on investments                                       69,460                17,859                 26,595
Net change in unrealized appreciation or depreciation of investments       3,733,600             1,845,569              1,481,886
                                                                           ---------             ---------              ---------
Net gain (loss) on investments                                             3,803,060             1,863,428              1,508,481
                                                                           ---------             ---------              ---------
Net increase (decrease) in net assets resulting from operations          $ 4,480,582           $ 1,858,803            $ 1,660,536
                                                                         ===========           ===========            ===========

Investment income                                                             EVA                    EIG                   EVL
Dividend income from mutual funds and portfolios                           $ 154,339                   $ 95              $ 47,649
                                                                           ---------                   ----              --------
Expenses:
Mortality and expense risk fee                                                67,218                 16,432                10,665
Administrative charge                                                          8,066                  1,972                 1,280
                                                                               -----                  -----                 -----
Total expenses                                                                75,284                 18,404                11,945
Investment income (loss) - net                                                79,055                (18,309)               35,704
                                                                              ======                =======                ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                        136,790                104,433                55,447
  Cost of investments sold                                                   119,888                 99,726                57,270
                                                                             -------                 ------                ------
Net realized gain (loss) on investments                                       16,902                  4,707                (1,823)
Net change in unrealized appreciation or depreciation of investments       1,432,915                266,211              (100,486)
                                                                           ---------                -------              --------
Net gain (loss) on investments                                             1,449,817                270,918              (102,309)
                                                                           ---------                -------              --------
Net increase (decrease) in net assets resulting from operations          $ 1,528,872              $ 252,609             $ (66,605)
                                                                         ===========              =========             =========

1Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global
 New Pacific Fund merged into AIM V.I.  International  Equity Fund.  Subaccounts
 ELA and EPA net assets were transferred to subaccount EIN.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Operations
Period ended December 31, 1999

                                                                                       Segregated Asset Subaccounts
Investment income                                                            ELA1                  EPA1                    ESB
Dividend income from mutual funds and portfolios                            $ 46,052              $ 36,115              $ 240,337
                                                                            --------              --------              ---------
Expenses:
Mortality and expense risk fee                                                10,461                 9,996                105,600
Administrative charge                                                          1,255                 1,199                 12,672
                                                                               -----                 -----                 ------
Total expenses                                                                11,716                11,195                118,272
                                                                              ------                ------                -------
Investment income (loss) - net                                                34,336                24,920                122,065
                                                                              ======                ======                =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                      1,146,681             1,072,347                 83,878
  Cost of investments sold                                                 1,405,884             1,474,167                 75,810
                                                                           ---------             ---------                 ------
Net realized gain (loss) on investments                                     (259,203)             (401,820)                 8,068
Net change in unrealized appreciation or depreciation of investments         386,647               444,167              1,950,569
                                                                             -------               -------              ---------
Net gain (loss) on investments                                               127,444                42,347              1,958,637
                                                                             -------                ------              ---------
Net increase (decrease) in net assets resulting from operations            $ 161,780              $ 67,267            $ 2,080,702
                                                                           =========              ========            ===========

Investment income                                                             EWG                    EEQ                   EMD
Dividend income from mutual funds and portfolios                             $ 7,145               $ 73,518             $ 575,629
                                                                             -------               --------             ---------
Expenses:
Mortality and expense risk fee                                                52,945                 21,808               153,136
Administrative charge                                                          6,353                  2,617                18,376
                                                                               -----                  -----                ------
Total expenses                                                                59,298                 24,425               171,512
                                                                              ------                 ------               -------
Investment income (loss) - net                                               (52,153)                49,093               404,117
                                                                             =======                 ======               =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                        178,713                179,254             2,012,061
  Cost of investments sold                                                   156,643                174,257             1,780,944
                                                                             -------                -------             ---------
Net realized gain (loss) on investments                                       22,070                  4,997               231,117
Net change in unrealized appreciation or depreciation of investments       2,667,863                (41,363)             (178,298)
                                                                           ---------                -------              --------
Net gain (loss) on investments                                             2,689,933                (36,366)               52,819
                                                                           ---------                -------                ------
Net increase (decrease) in net assets resulting from operations          $ 2,637,780               $ 12,727             $ 456,936
                                                                         ===========               ========             =========


1Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global
 New Pacific Fund merged into AIM V.I.  International  Equity Fund.  Subaccounts
 ELA and EPA net assets were transferred to subaccount EIN.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Operations
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts
Investment income                                                             ESC                   EUS                    EGR
Dividend income from mutual funds and portfolios                             $ 9,581             $ 265,430              $ 119,247
                                                                             -------             ---------              ---------
Expenses:
Mortality and expense risk fee                                                25,285                68,938                 53,374
Administrative charge                                                          3,034                 8,272                  6,405
                                                                               -----                 -----                  -----
Total expenses                                                                28,319                77,210                 59,779
                                                                              ------                ------                 ------
Investment income (loss) - net                                               (18,738)              188,220                 59,468
                                                                             =======               =======                 ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                        117,215               841,786                274,581
  Cost of investments sold                                                   119,707               867,100                235,172
                                                                             -------               -------                -------
Net realized gain (loss) on investments                                       (2,492)              (25,314)                39,409
Net change in unrealized appreciation or depreciation of investments          (7,270)             (320,785)             1,655,647
                                                                              ------              --------              ---------
Net gain (loss) on investments                                                (9,762)             (346,099)             1,695,056
                                                                              ------              --------              ---------
Net increase (decrease) in net assets resulting from operations            $ (28,500)           $ (157,879)           $ 1,754,524
                                                                           =========            ==========            ===========

Investment income                                                             EHI                    EDI                   EPD
Dividend income from mutual funds and portfolios                           $ 180,106              $ 548,649              $ 67,152
                                                                           ---------              ---------              --------
Expenses:
Mortality and expense risk fee                                                39,774                 98,749                21,112
Administrative charge                                                          4,773                 11,850                 2,534
                                                                               -----                 ------                 -----
Total expenses                                                                44,547                110,599                23,646
                                                                              ------                -------                ------
Investment income (loss) - net                                               135,559                438,050                43,506
                                                                             =======                =======                ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                        349,855                762,680                73,688
  Cost of investments sold                                                   362,523                831,712                75,475
                                                                             -------                -------                ------
Net realized gain (loss) on investments                                      (12,668)               (69,032)               (1,787)
Net change in unrealized appreciation or depreciation of investments         (58,893)              (338,782)              (19,799)
                                                                             -------               --------               -------
Net gain (loss) on investments                                               (71,561)              (407,814)              (21,586)
                                                                             -------               --------               -------
Net increase (decrease) in net assets resulting from operations             $ 63,998               $ 30,236              $ 21,920
                                                                            ========               ========              ========

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Operations
Period ended December 31, 1999

                                                                                Segregated Asset Subaccounts
Investment income                                         EGI                   EPG                    EHY              EPH
Dividend income from mutual funds and portfolios     $ 1,699,426             $ 116,237              $ 556,705         $ 40,685
                                                     -----------             ---------              ---------         --------
Expenses:
Mortality and expense risk fee                           258,279                33,684                 64,483            9,121
Administrative charge                                     30,994                 4,042                  7,738            1,095
                                                          ------                 -----                  -----            -----
Total expenses                                           289,273                37,726                 72,221           10,216
                                                         -------                ------                 ------           ------
Investment income (loss) - net                         1,410,153                78,511                484,484           30,469
                                                       =========                ======                =======           ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                  1,787,631               194,641                930,577           43,070
  Cost of investments sold                             1,649,630               200,699              1,061,577           43,980
                                                       ---------               -------              ---------           ------
Net realized gain (loss) on investments                  138,001                (6,058)              (131,000)            (910)
Net change in unrealized appreciation or
depreciation of investments                           (1,526,466)             (265,626)              (133,125)            (250)
                                                      ----------              --------               --------             ----
Net gain (loss) on investments                        (1,388,465)             (271,684)              (264,125)          (1,160)
                                                      ----------              --------               --------           ------
Net increase (decrease) in net assets
resulting from operations                               $ 21,688            $ (193,173)             $ 220,359         $ 29,309
                                                        ========            ==========              =========         ========



Investment income                                         ENO                   EPV                   Account
Dividend income from mutual funds and portfolios       $ 185,706              $ 67,240            $ 9,466,798
                                                       ---------              --------            -----------
Expenses:
Mortality and expense risk fee                           184,295                28,354              1,999,048
Administrative charge                                     22,115                 3,403                238,841
                                                          ------                 -----                -------
Total expenses                                           206,410                31,757              2,237,889
                                                         -------                ------              ---------
Investment income (loss) - net                           (20,704)               35,483              7,228,909
                                                         =======                ======              =========

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                  1,782,292                77,084             19,145,783
  Cost of investments sold                             1,157,209                69,716             18,651,141
                                                       ---------                ------             ----------
Net realized gain (loss) on investments                  625,083                 7,368                494,642
Net change in unrealized appreciation or
depreciation of investments                            7,761,913             1,655,449             25,336,772
                                                       ---------             ---------             ----------
Net gain (loss) on investments                         8,386,996             1,662,817             25,831,414
                                                       ---------             ---------             ----------
Net increase (decrease) in net assets
resulting from operations                            $ 8,366,292           $ 1,698,300           $ 33,060,323
                                                     ===========           ===========           ============

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts
Operations                                                                      ESI                   ECR                   EMS
Investment income (loss) - net                                               $ 509,375           $ 1,063,263              $ 34,572
Net realized gain (loss) on investments                                        (38,416)              133,643                    (6)
Net change in unrealized appreciation or depreciation of investments          (431,444)            1,170,550                    (4)
                                                                              --------             ---------                    --
Net increase (decrease) in net assets resulting from operations                 39,515             2,367,456                34,562
                                                                                ======             =========                ======

Contract transactions
Contract purchase payments                                                   2,364,485             1,613,826               327,820
Net transfers1                                                               1,661,343               889,541               920,070
Annuity payments                                                                  (143)                 (473)                   --
Contract terminations:
  Surrender benefits                                                          (643,436)             (978,721)           (1,027,233)
  Death benefits                                                              (155,072)              (92,582)                   --
                                                                              --------               -------
Increase (decrease) from contract transactions                               3,227,177             1,431,591               220,657
                                                                             ---------             ---------               -------
Net assets at beginning of year                                              7,553,609             9,845,123               858,800
                                                                             ---------             ---------               -------
Net assets at end of year                                                 $ 10,820,301          $ 13,644,170           $ 1,114,019
                                                                          ============          ============           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       5,688,915             5,163,185               749,301
Contract purchase payments                                                   1,802,413               806,674               279,813
Net transfers1                                                               1,255,338               436,406               788,973
Contract terminations:
  Surrender benefits and contract charges                                     (503,166)             (490,112)             (876,926)
  Death benefits                                                              (116,901)              (51,901)                   --
                                                                              --------               -------
Units outstanding at end of year                                             8,126,599             5,864,252               941,161
                                                                             =========             =========               =======

Operations                                                                       EIE                   EMG                   EGD
Investment income (loss) - net                                                $ 623,731             $ 629,710                  $ 17
Net realized gain (loss) on investments                                          43,504                31,804                24,584
Net change in unrealized appreciation or depreciation of investments            906,786               705,266               694,325
                                                                                -------               -------               -------
Net increase (decrease) in net assets resulting from operations               1,574,021             1,366,780               718,926
                                                                              =========             =========               =======

Contract transactions
Contract purchase payments                                                      638,551             1,698,764             1,253,933
Net transfers1                                                                  162,506             1,651,501               409,913
Annuity payments                                                                   (362)                 (257)                   --
Contract terminations:
  Surrender benefits                                                           (227,981)             (777,693)             (132,862)
  Death benefits                                                                (71,033)             (113,085)              (30,780)
                                                                                -------              --------               -------
Increase (decrease) from contract transactions                                  501,681             2,459,230             1,500,204
                                                                                -------             ---------             ---------
Net assets at beginning of year                                               3,181,178             8,564,185             1,465,483
                                                                              ---------             ---------             ---------
Net assets at end of year                                                   $ 5,256,880          $ 12,390,195           $ 3,684,613
                                                                            ===========          ============           ===========

Accumulation unit activity
Units outstanding at beginning of year                                        2,181,192             4,684,466             1,108,323
Contract purchase payments                                                      419,693               906,505               882,440
Net transfers1                                                                  107,099               874,349               288,019
Contract terminations:
  Surrender benefits and contract charges                                      (152,229)             (420,370)             (117,217)
  Death benefits                                                                (45,737)              (59,547)              (20,817)
                                                                                -------               -------               -------
Units outstanding at end of year                                              2,510,018             5,985,403             2,140,748
                                                                              =========             =========             =========

1Includes  transfer  activity from (to) other subacounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts
Operations                                                                      EAG                   EGN                  EIN1
Investment income (loss) - net                                               $ 677,522              $ (4,625)            $ 152,055
Net realized gain (loss) on investments                                         69,460                17,859                26,595
Net change in unrealized appreciation or depreciation of investments         3,733,600             1,845,569             1,481,886
                                                                             ---------             ---------             ---------
Net increase (decrease) in net assets resulting from operations              4,480,582             1,858,803             1,660,536
                                                                             =========             =========             =========

Contract transactions
Contract purchase payments                                                   1,327,105             2,221,495               758,332
Net transfers2                                                                 197,056             2,215,631             2,229,314
Annuity payments                                                                  (339)                   --                    --
Contract terminations:
  Surrender benefits                                                          (590,047)             (290,795)             (166,663)
  Death benefits                                                               (90,014)              (53,801)              (32,329)
                                                                               -------               -------               -------
Increase (decrease) from contract transactions                                 843,761             4,092,530             2,788,654
                                                                               -------             ---------             ---------
Net assets at beginning of year                                              5,696,833             3,243,108             1,004,195
                                                                             ---------             ---------             ---------
Net assets at end of year                                                 $ 11,021,176           $ 9,194,441           $ 5,453,385
                                                                          ============           ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       3,452,898             2,495,182               865,556
Contract purchase payments                                                     765,858             1,578,812               631,584
Net transfers2                                                                 135,664             1,533,562             1,736,653
Contract terminations:
  Surrender benefits and contract charges                                     (342,970)             (227,218)             (135,134)
  Death benefits                                                               (50,218)              (36,854)              (24,405)
                                                                               -------               -------               -------
Units outstanding at end of year                                             3,961,232             5,343,484             3,074,254
                                                                             =========             =========             =========

Operations                                                                      EVA                   EIG                   EVL1
Investment income (loss) - net                                                $ 79,055             $ (18,309)             $ 35,704
Net realized gain (loss) on investments                                         16,902                 4,707                (1,823)
Net change in unrealized appreciation or depreciation of investments         1,432,915               266,211              (100,486)
                                                                             ---------               -------              --------
Net increase (decrease) in net assets resulting from operations              1,528,872               252,609               (66,605)
                                                                             =========               =======               =======

Contract transactions
Contract purchase payments                                                   3,650,384             1,291,437               948,542
Net transfers2                                                               2,416,621               992,191               348,124
Annuity payments                                                                    --                    --                    --
Contract terminations:
  Surrender benefits                                                          (259,654)              (30,188)              (21,183)
  Death benefits                                                               (27,190)               (6,726)               (9,068)
                                                                               -------                ------                ------
Increase (decrease) from contract transactions                               5,780,161             2,246,714             1,266,415
                                                                             ---------             ---------             ---------
Net assets at beginning of year                                              2,388,975               171,091               176,615
                                                                             ---------               -------               -------
Net assets at end of year                                                  $ 9,698,008           $ 2,670,414           $ 1,376,425
                                                                           ===========           ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       1,778,901               136,768               157,078
Contract purchase payments                                                   2,548,626             1,027,905               845,914
Net transfers2                                                               1,606,765               745,650               298,188
Contract terminations:
  Surrender benefits and contract charges                                     (278,884)              (71,505)              (40,823)
  Death benefits                                                               (17,813)               (5,021)               (8,102)
                                                                               -------                ------                ------
Units outstanding at end of year                                             5,637,595             1,833,797             1,252,255
                                                                             =========             =========             =========


1Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global
 New Pacific Fund merged into AIM V.I.  International  Equity Fund.  Subaccounts
 ELA and EPA net assets were transferred to subaccount EIN.
2Includes  transfer  activity from (to) other subacounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                           Segregated Asset Subaccounts
Operations                                                                      ELA1                  EPA1                   ESB
Investment income (loss) - net                                                $ 34,336              $ 24,920             $ 122,065
Net realized gain (loss) on investments                                       (259,203)             (401,820)                8,068
Net change in unrealized appreciation or depreciation of investments           386,647               444,167             1,950,569
                                                                               -------               -------             ---------
Net increase (decrease) in net assets resulting from operations                161,780                67,267             2,080,702
                                                                               =======                ======             =========

Contract transactions
Contract purchase payments                                                       3,042                 5,138             4,363,696
Net transfers2                                                                (909,110)             (956,720)            4,832,648
Annuity payments                                                                    --                    --                    --
Contract terminations:
  Surrender benefits                                                          (114,424)              (82,890)             (351,950)
  Death benefits                                                                (1,279)               (3,561)              (82,207)
                                                                                ------                ------               -------
Increase (decrease) from contract transactions                              (1,021,771)           (1,038,033)            8,762,187
                                                                            ----------            ----------             ---------
Net assets at beginning of year                                                859,991               970,766             3,622,306
                                                                               -------               -------             ---------
Net assets at end of year                                                          $--                   $--          $ 14,465,195
                                                                                   =                     =            ============

Accumulation unit activity
Units outstanding at beginning of year                                       1,115,043             1,441,794             2,679,665
Contract purchase payments                                                       3,987                 5,809             2,969,026
Net transfers2                                                                (988,451)           (1,330,306)            3,249,737
Contract terminations:
  Surrender benefits and contract charges                                     (129,199)             (112,473)             (262,880)
  Death benefits                                                                (1,380)               (4,824)              (54,841)
                                                                                ------                ------               -------
Units outstanding at end of year                                                    --                    --             8,580,707
                                                                                                                         =========

Operations                                                                        EWG                   EEQ                   EMD
Investment income (loss) - net                                                $ (52,153)             $ 49,093             $ 404,117
Net realized gain (loss) on investments                                          22,070                 4,997               231,117
Net change in unrealized appreciation or depreciation of investments          2,667,863               (41,363)             (178,298)
                                                                              ---------               -------              --------
Net increase (decrease) in net assets resulting from operations               2,637,780                12,727               456,936
                                                                              =========                ======               =======

Contract transactions
Contract purchase payments                                                    1,839,591               632,935             1,336,636
Net transfers2                                                                1,502,360               274,882               626,172
Annuity payments                                                                     --                    --                  (450)
Contract terminations:
  Surrender benefits                                                           (277,036)             (111,735)           (1,711,084)
  Death benefits                                                                (23,169)              (20,149)              (82,758)
                                                                                -------               -------               -------
Increase (decrease) from contract transactions                                3,041,746               775,933               168,516
                                                                              ---------               -------               -------
Net assets at beginning of year                                               2,243,165             1,255,108            11,464,792
                                                                              ---------             ---------            ----------
Net assets at end of year                                                   $ 7,922,691           $ 2,043,768          $ 12,090,244
                                                                            ===========           ===========          ============

Accumulation unit activity
Units outstanding at beginning of year                                        1,721,007             1,058,768             5,686,310
Contract purchase payments                                                    1,258,658               535,771               660,559
Net transfers2                                                                  991,508               230,273               304,880
Contract terminations:
  Surrender benefits and contract charges                                      (205,480)             (103,210)             (820,221)
  Death benefits                                                                (14,945)              (16,556)              (39,719)
                                                                                -------               -------               -------
Units outstanding at end of year                                               3,750,748             1,705,046             5,791,809
                                                                               =========             =========             =========

1Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global
 New Pacific Fund merged into AIM V.I.  International  Equity Fund.  Subaccounts
 ELA and EPA net assets were transferred to subaccount EIN.
2Includes  transfer  activity from (to) other subacounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                          Segregated Asset Subaccounts
Operations                                                                      ESC                   EUS                   EGR
Investment income (loss) - net                                               $ (18,738)            $ 188,220              $ 59,468
Net realized gain (loss) on investments                                         (2,492)              (25,314)               39,409
Net change in unrealized appreciation or depreciation of investments            (7,270)             (320,785)            1,655,647
                                                                                ------              --------             ---------
Net increase (decrease) in net assets resulting from operations                (28,500)             (157,879)            1,754,524
                                                                               =======              ========             =========

Contract transactions
Contract purchase payments                                                     981,836             1,009,639             2,160,655
Net transfers1                                                                 528,498             1,454,698             1,350,669
Annuity payments                                                                    --                  (716)                   --
Contract terminations:
  Surrender benefits                                                          (122,453)             (565,998)             (188,589)
  Death benefits                                                               (22,555)             (227,095)              (32,756)
                                                                               -------              --------               -------
Increase (decrease) from contract transactions                               1,365,326             1,670,528             3,289,979
                                                                             ---------             ---------             ---------
Net assets at beginning of year                                              1,280,912             4,464,227             2,317,922
                                                                             ---------             ---------             ---------
Net assets at end of year                                                  $ 2,617,738           $ 5,976,876           $ 7,362,425
                                                                           ===========           ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       1,413,306             3,585,201             1,866,603
Contract purchase payments                                                   1,163,361               828,514             1,622,895
Net transfers1                                                                 610,102             1,196,221               967,632
Contract terminations:
  Surrender benefits and contract charges                                     (177,389)             (469,553)             (188,801)
  Death benefits                                                               (25,759)             (186,843)              (24,187)
                                                                               -------              --------               -------
Units outstanding at end of year                                             2,983,621             4,953,540             4,244,142
                                                                             =========             =========             =========

Operations                                                                      EHI                   EDI                   EPD
Investment income (loss) - net                                               $ 135,559             $ 438,050              $ 43,506
Net realized gain (loss) on investments                                        (12,668)              (69,032)               (1,787)
Net change in unrealized appreciation or depreciation of investments           (58,893)             (338,782)              (19,799)
                                                                               -------              --------               -------
Net increase (decrease) in net assets resulting from operations                 63,998                30,236                21,920
                                                                                ======                ======                ======

Contract transactions
Contract purchase payments                                                     943,336               429,429             1,782,556
Net transfers1                                                                 859,653               819,217               852,546
Annuity payments                                                                    --                    --                    --
Contract terminations:
  Surrender benefits                                                          (164,747)             (588,322)              (45,478)
  Death benefits                                                               (58,761)             (163,991)              (29,531)
                                                                               -------              --------               -------
Increase (decrease) from contract transactions                               1,579,481               496,333             2,560,093
                                                                             ---------               -------             ---------
Net assets at beginning of year                                              2,191,071             7,560,905               345,005
                                                                             ---------             ---------               -------
Net assets at end of year                                                  $ 3,834,550           $ 8,087,474           $ 2,927,018
                                                                           ===========           ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       2,184,723             5,962,803               344,284
Contract purchase payments                                                     928,688               340,298             1,809,465
Net transfers1                                                                 833,807               649,312               856,169
Contract terminations:
  Surrender benefits and contract charges                                     (172,611)             (466,981)              (69,018)
  Death benefits                                                               (56,783)             (129,656)              (29,526)
                                                                               -------              --------               -------
Units outstanding at end of year                                             3,717,824             6,355,776             2,911,374
                                                                             =========             =========             =========

1Includes  transfer  activity from (to) other subacounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                               Segregated Asset Subaccounts
Operations                                                  EGI                   EPG                   EHY                EPH
Investment income (loss) - net                        $ 1,410,153              $ 78,511             $ 484,484           $ 30,469
Net realized gain (loss) on investments                   138,001                (6,058)             (131,000)              (910)
Net change in unrealized appreciation or
depreciation of investments                            (1,526,466)             (265,626)             (133,125)              (250)
                                                       ----------              --------              --------               ----
Net increase (decrease) in net assets
resulting from operations                                  21,688              (193,173)              220,359             29,309
                                                           ======              ========               =======             ======

Contract transactions
Contract purchase payments                                993,329             2,903,937                76,856            819,745
Net transfers1                                          1,043,063             2,189,715                47,619            423,809
Annuity payments                                             (565)                   --                  (301)                --
Contract terminations:
  Surrender benefits                                   (1,474,391)              (79,588)             (420,056)           (16,184)
  Death benefits                                         (227,092)              (20,046)             (115,935)           (22,017)
                                                         --------               -------              --------            -------
Increase (decrease) from contract transactions            334,344             4,994,018              (411,817)         1,205,353
                                                          -------             ---------              --------          ---------
Net assets at beginning of year                        19,578,450               282,131             5,099,931            131,027
                                                       ----------               -------             ---------            -------
Net assets at end of year                            $ 19,934,482           $ 5,082,976           $ 4,908,473        $ 1,365,689
                                                     ============           ===========           ===========        ===========

Accumulation unit activity
Units outstanding at beginning of year                  9,160,761               238,893             3,845,657            129,821
Contract purchase payments                                452,859             2,446,691                56,212            802,104
Net transfers1                                            475,496             1,788,367                36,031            410,091
Contract terminations:
  Surrender benefits and contract charges                (677,158)             (155,678)             (309,560)           (24,123)
  Death benefits                                         (100,707)              (15,916)              (84,835)           (21,036)
                                                         --------               -------               -------            -------
Units outstanding at end of year                        9,311,251             4,302,357             3,543,505          1,296,857
                                                        =========             =========             =========          =========

                                                                                                     Combined
                                                                                                     Variable
Operations                                                   ENO                   EPV                Account
Investment income (loss) - net                           $ (20,704)             $ 35,483          $ 7,228,909
Net realized gain (loss) on investments                    625,083                 7,368              494,642
Net change in unrealized appreciation or
depreciation of investments                              7,761,913             1,655,449           25,336,772
                                                         ---------             ---------           ----------
Net increase (decrease) in net assets
resulting from operations                                8,366,292             1,698,300           33,060,323
                                                         =========             =========           ==========

Contract transactions
Contract purchase payments                                 420,481             2,732,953           41,530,464
Net transfers1                                            (190,376)            1,795,563           30,638,717
Annuity payments                                               (71)                   --               (3,677)
Contract terminations:
  Surrender benefits                                      (986,195)              (64,802)         (12,512,378)
  Death benefits                                           (70,593)              (15,136)          (1,900,311)
                                                           -------               -------           ----------
Increase (decrease) from contract transactions            (826,754)            4,448,578           57,752,815
                                                          --------             ---------           ----------
Net assets at beginning of year                         13,062,920               170,633          121,050,457
                                                        ----------               -------          -----------
Net assets at end of year                             $ 20,602,458           $ 6,317,511        $ 211,863,595
                                                      ============           ===========        =============

Accumulation unit activity
Units outstanding at beginning of year                   5,798,150               124,563
Contract purchase payments                                 165,668             1,793,368
Net transfers1                                             (74,469)            1,109,291
Contract terminations:
  Surrender benefits and contract charges                 (385,336)              (58,738)
  Death benefits                                           (28,088)               (9,515)
                                                           -------                ------
Units outstanding at end of year                         5,475,925             2,958,969
                                                         =========             =========

1Includes  transfer  activity from (to) other subacounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1998

                                                                                       Segregated Asset Subaccounts
Operations                                                                    ESI                   ECR                   EMS
Investment income (loss) - net                                             $ 338,547             $ 598,178               $ 21,695
Net realized gain (loss) on investments                                       (2,867)               31,856                      1
Net change in unrealized appreciation or
depreciation of investments                                                 (378,318)              957,259                      3
                                                                            --------               -------                      -
Net increase (decrease) in net assets
resulting from operations                                                    (42,638)            1,587,293                 21,699
                                                                             =======             =========                 ======

Contract transactions
Contract purchase payments                                                 4,304,628             3,114,006                691,275
Net transfers1                                                               243,040              (245,243)               (85,043)
Annuity payments                                                                 (74)                 (385)                    --
Contract terminations:
  Surrender benefits and contract charges                                   (297,229)             (529,563)               (28,396)
  Death benefits                                                             (28,304)              (21,950)                    --
                                                                             -------               -------
Increase (decrease) from contract transactions                             4,222,061             2,316,865                577,836
                                                                           ---------             ---------                -------
Net assets at beginning of year                                            3,374,186             5,940,965                259,265
                                                                           ---------             ---------                -------
Net assets at end of year                                                $ 7,553,609           $ 9,845,123              $ 858,800
                                                                         ===========           ===========              =========

Accumulation unit activity
Units outstanding at beginning of year                                     2,543,718             3,812,754                231,256
Contracts purchase payments                                                3,245,320             1,848,700                635,551
Net transfers1                                                               183,324              (146,994)               (79,775)
Contract terminations:
  Surrender benefits and contract charges                                   (262,248)             (338,414)               (37,731)
  Death benefits                                                             (21,199)              (12,861)                    --
                                                                             -------               -------
Units outstanding at end of year                                           5,688,915             5,163,185                749,301
                                                                           =========             =========                =======

Operations                                                                   EIE                   EMG                    EGD
Investment income (loss) - net                                                $ 565              $ 794,837              $ (4,574)
Net realized gain (loss) on investments                                       2,233                  6,346                   758
Net change in unrealized appreciation or
depreciation of investments                                                 259,084                 55,365               190,924
                                                                            -------                 ------               -------
Net increase (decrease) in net assets
resulting from operations                                                   261,882                856,548               187,108
                                                                            =======                =======               =======

Contract transactions
Contract purchase payments                                                  930,453              3,376,704             1,111,110
Net transfers1                                                              321,751                (21,220)              126,930
Annuity payments                                                               (337)                  (118)                   --
Contract terminations:
  Surrender benefits and contract charges                                  (132,893)              (335,067)              (25,802)
  Death benefits                                                             (6,075)               (25,390)               (5,911)
                                                                             ------                -------                ------
Increase (decrease) from contract transactions                            1,112,899              2,994,909             1,206,327
                                                                          ---------              ---------             ---------
Net assets at beginning of year                                           1,806,397              4,712,728                72,048
                                                                          ---------              ---------                ------
Net assets at end of year                                               $ 3,181,178            $ 8,564,185           $ 1,465,483
                                                                        ===========            ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                    1,413,420              2,944,208                68,572
Contracts purchase payments                                                 650,786              2,000,537               965,321
Net transfers1                                                              223,131                (16,062)              108,613
Contract terminations:
  Surrender benefits and contract charges                                  (101,940)              (229,369)              (29,255)
  Death benefits                                                             (4,205)               (14,848)               (4,928)
                                                                             ------                -------                ------
Units outstanding at end of year                                          2,181,192              4,684,466             1,108,323
                                                                          =========              =========             =========

1Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1998

                                                                                         Segregated Asset Subaccounts
Operations                                                                    EAG                   EGN                   EIN
Investment income (loss) - net                                             $ 291,638              $ 22,668                  $ 588
Net realized gain (loss) on investments                                        9,024                (1,876)                  (596)
Net change in unrealized appreciation or
depreciation of investments                                                 (224,339)              407,899                 23,090
                                                                            --------               -------                 ------
Net increase (decrease) in net assets
resulting from operations                                                     76,323               428,691                 23,082
                                                                              ======               =======                 ======
Contract transactions
Contract purchase payments                                                 1,944,651             2,294,919                871,262
Net transfers2                                                                11,902               507,185                 73,375
Annuity payments                                                                (343)                   --                     --
Contract terminations:
Surrender benefits and contract charges                                     (292,481)              (50,440)               (20,202)
Death benefits                                                               (13,088)               (8,537)                (1,868)
                                                                             -------                ------                 ------
Increase (decrease) from contract transactions                             1,650,641             2,743,127                922,567
                                                                           ---------             ---------                -------
Net assets at beginning of year                                            3,969,869                71,290                 58,546
                                                                           ---------                ------                 ------
Net assets at end of year                                                $ 5,696,833           $ 3,243,108            $ 1,004,195
                                                                         ===========           ===========            ===========

Accumulation unit activity
Units outstanding at beginning of year                                     2,434,211                69,062                 57,468
Contracts purchase payments                                                1,189,822             2,053,004                768,632
Net transfers2                                                                27,517               446,157                 65,124
Contract terminations:
Surrender benefits and contract charges                                     (191,090)              (65,823)               (24,010)
Death benefits                                                                (7,562)               (7,218)                (1,658)
                                                                              ------                ------                 ------
Units outstanding at end of year                                           3,452,898             2,495,182                865,556
                                                                           =========             =========                =======

Operations                                                                    EVA                   EIG1                  EVL1
Investment income (loss) - net                                              $ 90,940                  $ 414                $ (270)
Net realized gain (loss) on investments                                          478                     --                    --
Net change in unrealized appreciation or
depreciation of investments                                                  262,764                 11,271                 2,047
                                                                             -------                 ------                 -----
Net increase (decrease) in net assets
resulting from operations                                                    354,182                 11,685                 1,777
                                                                             =======                 ======                 =====
Contract transactions
Contract purchase payments                                                 1,616,894                145,432               168,873
Net transfers2                                                               381,890                 13,994                 5,985
Annuity payments                                                                  --                     --                    --
Contract terminations:
Surrender benefits and contract charges                                      (25,796)                   (20)                  (20)
Death benefits                                                                (5,952)                    --                    --
                                                                              ------
Increase (decrease) from contract transactions                             1,967,036                159,406               174,838
                                                                           ---------                -------               -------
Net assets at beginning of year                                               67,757                     --                    --
                                                                              ------
Net assets at end of year                                                $ 2,388,975              $ 171,091             $ 176,615
                                                                         ===========              =========             =========

Accumulation unit activity
Units outstanding at beginning of year                                        65,875                     --                    --
Contracts purchase payments                                                1,418,576                125,200               151,797
Net transfers2                                                               327,920                 11,668                 5,387
Contract terminations:
Surrender benefits and contract charges                                      (28,544)                  (100)                 (106)
Death benefits                                                                (4,926)                    --                    --
                                                                              ------
Units outstanding at end of year                                           1,778,901                136,768               157,078
                                                                           =========                =======               =======

1For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1998
                                                                                       Segregated Asset Subaccounts
Operations                                                                     ELA                   EPA                   ESB
Investment income (loss) - net                                                14,891              $ 11,788               $ 63,552
Net realized gain (loss) on investments                                      (32,553)              (65,845)                 1,461
Net change in unrealized appreciation or
depreciation of investments                                                 (577,580)              (73,104)               484,609
                                                                            --------               -------                -------
Net increase (decrease) in net assets
resulting from operations                                                   (595,242)             (127,161)               549,622
                                                                            ========              ========                =======

Contract transactions
Contract purchase payments                                                    41,586                39,493              2,339,421
Net transfers1                                                               160,481               367,634                716,240
Annuity payments                                                                  --                    --                     --
Contract terminations:
Surrender benefits and contract charges                                      (90,507)              (88,956)               (50,428)
Death benefits                                                                (3,746)               (2,828)                (3,329)
                                                                              ------                ------                 ------
Increase (decrease) from contract transactions                               107,814               315,343              3,001,904
                                                                             -------               -------              ---------
Net assets at beginning of year                                            1,347,419               782,584                 70,780
                                                                           ---------               -------                 ------
Net assets at end of year                                                  $ 859,991             $ 970,766            $ 3,622,306
                                                                           =========             =========            ===========

Accumulation unit activity
Units outstanding at beginning of year                                     1,004,189               979,513                 69,342
Contracts purchase payments                                                   37,021                56,556              2,055,777
Net transfers1                                                               166,167               543,274                627,096
Contract terminations:
Surrender benefits and contract charges                                      (89,384)             (133,733)               (69,868)
Death benefits                                                                (2,950)               (3,816)                (2,682)
                                                                              ------                ------                 ------
Units outstanding at end of year                                           1,115,043             1,441,794              2,679,665
                                                                           =========             =========              =========

Operations                                                                   EWG                   EEQ                    EMD
Investment income (loss) - net                                            $ 33,300                 $ (562)            $ 179,597
Net realized gain (loss) on investments                                     12,585                 (1,298)               52,047
Net change in unrealized appreciation or
depreciation of investments                                                115,011                 26,311               162,352
                                                                           -------                 ------               -------
Net increase (decrease) in net assets
resulting from operations                                                  160,896                 24,451               393,996
                                                                           =======                 ======               =======

Contract transactions
Contract purchase payments                                               1,373,607              1,090,988             3,841,529
Net transfers1                                                             674,282                100,577               (56,698)
Annuity payments                                                                --                     --                  (398)
Contract terminations:
Surrender benefits and contract charges                                    (23,615)               (25,944)             (574,790)
Death benefits                                                              (5,400)                (2,161)              (29,195)
                                                                            ------                 ------               -------
Increase (decrease) from contract transactions                           2,018,874              1,163,460             3,180,448
                                                                         ---------              ---------             ---------
Net assets at beginning of year                                             63,395                 67,197             7,890,348
                                                                            ------                 ------             ---------
Net assets at end of year                                              $ 2,243,165            $ 1,255,108          $ 11,464,792
                                                                       ===========            ===========          ============

Accumulation unit activity
Units outstanding at beginning of year                                      61,836                 62,532             4,133,891
Contracts purchase payments                                              1,137,667                948,058             1,900,213
Net transfers1                                                             556,795                 86,550               (26,926)
Contract terminations:
Surrender benefits and contract charges                                    (30,825)               (36,464)             (306,457)
Death benefits                                                              (4,466)                (1,908)              (14,411)
                                                                            ------                 ------               -------
Units outstanding at end of year                                         1,721,007              1,058,768             5,686,310
                                                                         =========              =========             =========


1Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1998
                                                                                       Segregated Asset Subaccounts
Operations                                                                     ESC                   EUS                   EGR
Investment income (loss) - net                                              $ (1,883)            $ 187,795                $ 7,760
Net realized gain (loss) on investments                                       (1,001)                3,596                 (5,845)
Net change in unrealized appreciation or
depreciation of investments                                                  (85,769)               35,291                250,221
                                                                             -------                ------                -------
Net increase (decrease) in net assets
resulting from operations                                                    (88,653)              226,682                252,136
                                                                             =======               =======                =======
Contract transactions
Contract purchase payments                                                 1,212,619             1,445,321              1,765,902
Net transfers2                                                                98,518               411,022                262,936
Annuity payments                                                                  --                  (712)                    --
Contract terminations:
Surrender benefits and contract charges                                      (27,460)             (221,642)               (28,552)
Death benefits                                                                (1,781)              (30,268)                (2,287)
                                                                              ------               -------                 ------
Increase (decrease) from contract transactions                             1,281,896             1,603,721              1,997,999
                                                                           ---------             ---------              ---------
Net assets at beginning of year                                               87,669             2,633,824                 67,787
                                                                              ------             ---------                 ------
Net assets at end of year                                                $ 1,280,912           $ 4,464,227            $ 2,317,922
                                                                         ===========           ===========            ===========
Accumulation unit activity
Units outstanding at beginning of year                                        86,771             2,252,972                 66,744
Contracts purchase payments                                                1,258,910             1,226,423              1,614,977
Net transfers2                                                               108,531               335,204                230,326
Contract terminations:
Surrender benefits and contract charges                                      (38,822)             (204,011)               (43,427)
Death benefits                                                                (2,084)              (25,387)                (2,017)
                                                                              ------               -------                 ------
Units outstanding at end of year                                           1,413,306             3,585,201              1,866,603
                                                                           =========             =========              =========

Operations                                                                   EHI                   EDI                   EPD1
Investment income (loss) - net                                            $ (2,838)             $ 210,246                $ (470)
Net realized gain (loss) on investments                                     (2,451)               (13,263)                   19
Net change in unrealized appreciation or
depreciation of investments                                                (33,388)              (445,119)                3,196
                                                                           -------               --------                 -----
Net increase (decrease) in net assets
resulting from operations                                                  (38,677)              (248,136)                2,745
                                                                           =======               ========                 =====
Contract transactions
Contract purchase payments                                               1,704,341              3,896,228               317,874
Net transfers2                                                             481,070                204,479                24,457
Annuity payments                                                                --                     --                    --
Contract terminations:
Surrender benefits and contract charges                                    (26,820)              (372,930)                  (71)
Death benefits                                                              (6,846)               (26,715)                   --
                                                                            ------                -------
Increase (decrease) from contract transactions                           2,151,745              3,701,062               342,260
                                                                         ---------              ---------               -------
Net assets at beginning of year                                             78,003              4,107,979                    --
                                                                            ------              ---------
Net assets at end of year                                              $ 2,191,071            $ 7,560,905             $ 345,005
                                                                       ===========            ===========             =========
Accumulation unit activity
Units outstanding at beginning of year                                      76,928              3,150,958                    --
Contracts purchase payments                                              1,670,612              3,003,542               320,558
Net transfers2                                                             488,656                154,556                24,493
Contract terminations:
Surrender benefits and contract charges                                    (44,629)              (325,760)                 (767)
Death benefits                                                              (6,844)               (20,493)                   --
                                                                            ------                -------
Units outstanding at end of year                                         2,184,723              5,962,803               344,284
                                                                         =========              =========               =======


1For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Period ended December 31, 1998
                                                                                 Segregated Asset Subaccounts
Operations                                                  EGI                  EPG1                   EHY              EPH1
Investment income (loss) - net                        $ 1,584,977                $ (411)             $ 292,374           $ (178)
Net realized gain (loss) on investments                    51,395                    --                (12,192)             184
Net change in unrealized appreciation or
depreciation of investments                               430,830                12,839               (714,913)           1,625
                                                          -------                ------               --------            -----
Net increase (decrease) in net assets
resulting from operations                               2,067,202                12,428               (434,731)           1,631
                                                        =========                ======               ========            =====

Contract transactions
Contract purchase payments                              6,003,340               217,969              2,388,156          123,989
Net transfers2                                            336,195                53,032                126,428            5,437
Annuity payments                                             (443)                   --                   (329)              --
Contract terminations:
Surrender benefits and contract charges                  (918,096)               (1,298)              (271,971)             (30)
Death benefits                                            (23,141)                   --                (25,120)              --
                                                          -------                                      -------
Increase (decrease) from contract transactions          5,397,855               269,703              2,217,164          129,396
                                                        ---------               -------              ---------          -------
Net assets at beginning of year                        12,113,393                    --              3,317,498               --
                                                       ----------                                    ---------
Net assets at end of year                            $ 19,578,450             $ 282,131            $ 5,099,931        $ 131,027
                                                     ============             =========            ===========        =========

Accumulation unit activity
Units outstanding at beginning of year                  6,452,046                    --              2,321,011               --
Contracts purchase payments                             3,037,405               194,565              1,659,150          124,704
Net transfers2                                            176,523                45,511                 98,646            5,393
Contract terminations:
Surrender benefits and contract charges                  (492,893)               (1,183)              (215,599)            (276)
Death benefits                                            (12,320)                   --                (17,551)              --
                                                          -------                                      -------
Units outstanding at end of year                        9,160,761               238,893              3,845,657          129,821
                                                        =========               =======              =========          =======

                                                                                                      Combined
                                                                                                      Variable
Operations                                                  ENO                   EPV1                 Account
Investment income (loss) - net                           $ (11,649)               $ (235)          $ 2,974,032
Net realized gain (loss) on investments                    113,215                    --               107,084
Net change in unrealized appreciation or
depreciation of investments                              2,107,898                19,312             2,202,354
                                                         ---------                ------             ---------
Net increase (decrease) in net assets
resulting from operations                                2,209,464                19,077             5,283,470
                                                         =========                ======             =========

Contract transactions
Contract purchase payments                               3,248,421               133,430            38,226,245
Net transfers2                                            (206,315)               19,349             4,773,455
Annuity payments                                               (27)                   --                (2,252)
Contract terminations:
Surrender benefits and contract charges                   (563,223)               (1,223)           (3,676,515)
Death benefits                                             (24,012)                   --              (216,274)
                                                           -------                                    --------
Increase (decrease) from contract transactions           2,454,844               151,556            39,104,659
                                                         ---------               -------            ----------
Net assets at beginning of year                          8,398,612                    --            45,193,950
                                                         ---------                                  ----------
Net assets at end of year                             $ 13,062,920             $ 170,633          $ 89,582,079
                                                      ============             =========          ============

Accumulation unit activity
Units outstanding at beginning of year                   4,575,051                    --
Contracts purchase payments                              1,636,811               110,435
Net transfers2                                             (95,440)               15,147
Contract terminations:
Surrender benefits and contract charges                   (306,558)               (1,019)
Death benefits                                             (11,714)                   --
                                                           -------
Units outstanding at end of year                         5,798,150               124,563
                                                         =========               =======

1For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                                  Investment Manager
ESI              AXPSM Variable Portfolio-- Bond Fund                              IDS Life Insurance Company 1
ECR              AXPSM Variable Portfolio-- Capital Resource Fund                  IDS Life Insurance Company 1
EMS              AXPSM Variable Portfolio-- Cash Management Fund                   IDS Life Insurance Company 1
EIE              AXPSM Variable Portfolio-- International Fund                     IDS Life Insurance Company 2
EMG              AXPSM Variable Portfolio-- Managed Fund                           IDS Life Insurance Company 1
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)                 IDS Life Insurance Company 1
EAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund               IDS Life Insurance Company 1
EGN              AIM V.I. Growth and Income Fund                                   A I M Advisors, Inc.
EIN              AIM V.I. International Equity Fund3                               A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                               A I M Advisors, Inc.
EIG              American Century VP Income and Growth                             American Century Investment Management, Inc.
EVL              American Century VP Value                                         American Century Investment Management, Inc.
ELA              GT Global Variable Latin America Fund3                            A I M Advisors, Inc.
EPA              GT Global Variable New Pacific Fund3                              A I M Advisors, Inc.
ESB              Janus Aspen Series Balanced Portfolio: Institutional Shares       Janus Capital Corporation
EWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional      Janus Capital Corporation
                 Shares
EEQ              OCC Accumulation Trust Equity Portfolio                           OpCap Advisors
EMD              OCC Accumulation Trust Managed Portfolio                          OpCap Advisors
ESC              OCC Accumulation Trust Small Cap Portfolio                        OpCap Advisors
EUS              OCC Accumulation Trust U.S. Government Income Portfolio           OpCap Advisors
EGR              Oppenheimer Capital Appreciation Fund/VA                          OppenheimerFunds, Inc.
EHI              Oppenheimer High Income Fund/VA                                   OppenheimerFunds, Inc.
EDI              Putnam VT Diversified Income Fund - Class IA Shares               Putnam Investment Management, Inc.
EPD              Putnam VT Diversified Income Fund - Class IB Shares               Putnam Investment Management, Inc.
EGI              Putnam VT Growth and Income Fund - Class IA Shares                Putnam Investment Management, Inc.
EPG              Putnam VT Growth and Income Fund - Class IB Shares                Putnam Investment Management, Inc.
EHY              Putnam VT High Yield Fund - Class IA Shares                       Putnam Investment Management, Inc.
EPH              Putnam VT High Yield Fund - Class IB Shares                       Putnam Investment Management, Inc.
ENO              Putnam VT New Opportunities Fund - Class IA Shares                Putnam Investment Management, Inc.
EPV              Putnam VT Voyager Fund - Class IB Shares                          Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor and American Express Asset Management
  International Inc. is the sub-investment advisor.
3 Effective Oct. 22, 1999 GT Global Variable Latin America Fund and GT Global
  Variable New Pacific Fund merged into AIM V.I. International Equity Fund.
  Subaccounts ELA and EPA net assets were transferred to subaccount EIN.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999 and $199,062 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount      Investment                                                      Shares        NAV
ESI             AXPSM Variable Portfolio-- Bond Fund                         1,026,989     $10.54
ECR             AXPSM Variable Portfolio-- Capital Resource Fund               374,575      36.40
EMS             AXPSM Variable Portfolio-- Cash Management Fund              1,110,224       1.00
EIE             AXPSM Variable Portfolio-- International Fund                  271,409      19.38
EMG             AXPSM Variable Portfolio-- Managed Fund                        626,098      19.82
EGD             AXPSM Variable Portfolio-- New Dimensions Fund(R)              161,401      22.86
EAG             AXPSM Variable Portfolio-- Strategy Aggressive Fund            459,906      23.92
EGN             AIM V.I. Growth and Income Fund                                291,060      31.59
EIN             AIM V.I. International Equity Fund                             186,185      29.29
EVA             AIM V.I. Value Fund                                            289,489      33.50
EIG             American Century VP Income and Growth                          333,802       8.00
EVL             American Century VP Value                                      231,332       5.95
ESB             Janus Aspen Series Balanced Portfolio: Institutional Shares    518,094      27.92
EWG             Janus Aspen Series Worldwide Growth Portfolio:
                Institutional Shares                                           165,917      47.75
EEQ             OCC Accumulation Trust Equity Portfolio                         54,413      37.56
EMD             OCC Accumulation Trust Managed Portfolio                       276,982      43.65
ESC             OCC Accumulation Trust Small Cap Portfolio                     116,241      22.52
EUS             OCC Accumulation Trust U.S. Government Income Portfolio        596,465      10.00
EGR             Oppenheimer Capital Appreciation Fund/VA                       147,721      49.84
EHI             Oppenheimer High Income Fund/VA                                357,701      10.72
EDI             Putnam VT Diversified Income Fund - Class IA Shares            814,449       9.93
EPD             Putnam VT Diversified Income Fund - Class IB Shares            295,360       9.91
EGI             Putnam VT Growth and Income Fund - Class IA Shares             743,824      26.80
EPG             Putnam VT Growth and Income Fund - Class IB Shares             190,018      26.75
EHY             Putnam VT High Yield Fund - Class IA Shares                    442,604      11.09
EPH             Putnam VT High Yield Fund - Class IB Shares                    123,257      11.08
ENO             Putnam VT New Opportunities Fund - Class IA Shares             473,185      43.54
EPV             Putnam VT Voyager Fund - Class IB Shares                        95,561      66.11

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                Year ended Dec. 31,
Subaccount       Investment                                                                    1999            1998
ESI              AXPSM Variable Portfolio-- Bond Fund                                       $4,264,147      $4,647,272
ECR              AXPSM Variable Portfolio-- Capital Resource Fund                            3,258,677       3,205,569
EMS              AXPSM Variable Portfolio-- Cash Management Fund                             3,721,067       1,567,312
EIE              AXPSM Variable Portfolio-- International Fund                               1,414,654       1,196,195
EMG              AXPSM Variable Portfolio-- Managed Fund                                     3,779,798       3,919,323
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)                           1,646,330       1,222,554
EAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund                         2,283,793       2,163,591
EGN              AIM V.I. Growth and Income Fund                                             4,199,008       2,802,460
EIN              AIM V.I. International Equity Fund                                          3,114,926         937,757
EVA              AIM V.I. Value Fund                                                         5,993,303       2,077,208
EIG1             American Century VP Income and Growth                                       2,332,675         159,983
EVL1             American Century VP Value                                                   1,357,392         174,742
ELA              GT Global Variable Latin America Fund2                                        158,166         274,360
EPA              GT Global Variable New Pacific Fund2                                           58,070         438,148
ESB              Janus Aspen Series Balanced Portfolio: Institutional Shares                 8,964,046       3,112,745
EWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares         3,165,703       2,099,769
EEQ              OCC Accumulation Trust Equity Portfolio                                     1,002,820       1,184,532
EMD              OCC Accumulation Trust Managed Portfolio                                    2,571,130       3,798,024
ESC              OCC Accumulation Trust Small Cap Portfolio                                  1,462,330       1,294,082

EUS              OCC Accumulation Trust U.S. Government Income Portfolio                     2,690,791       1,941,731
EGR              Oppenheimer Capital Appreciation Fund/VA                                    3,621,349       2,044,331
EHI              Oppenheimer High Income Fund/VA                                             2,062,477       2,195,720
EDI              Putnam VT Diversified Income Fund - Class IA Shares                         1,688,106       4,166,205
EPD1             Putnam VT Diversified Income Fund - Class IB Shares                         2,676,968         344,115

EGI              Putnam VT Growth and Income Fund - Class IA Shares                          3,508,981       7,603,531
EPG1             Putnam VT Growth and Income Fund - Class IB Shares                          5,266,904         269,558
EHY              Putnam VT High Yield Fund - Class IA Shares                                   997,196       2,785,671
EPH1             Putnam VT High Yield Fund - Class IB Shares                                 1,278,773         136,347
ENO              Putnam VT New Opportunities Fund - Class IA Shares                            919,361       3,048,046
EPV1             Putnam VT Voyager Fund - Class IB Shares                                    4,560,986         151,480
                 Combined Variable Account                                                 $84,019,927     $60,962,362


1 Operations commenced on Oct. 5, 1998.
2 Effective  Oct. 22, 1999 GT Global  Variable  Latin America Fund and GT Global
Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity  Fund.
Subaccounts ELA and EPA net assets were transferred to subaccount EIN.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION


REPORT OF INDEPENDENT AUDITORS

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP
Ernst & Young LLP
February 3, 2000
Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)

ASSETS                                                              1999              1998
------                                                           -----------      -----------

Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
       1999, $984,103; 1998, $1,126,732)                          $1,006,349       $1,081,193
    Available for sale, at fair value (amortized cost:
       1999, $2,411,799; 1998, $2,526,712)                         2,304,487        2,594,858
                                                                 -----------      -----------
                                                                   3,310,836        3,676,051

  Mortgage loans on real estate                                      785,253          815,806
  Other investments                                                   11,470           12,103
                                                                 -----------      -----------
          Total investments                                        4,107,559        4,503,960

Accounts receivable                                                      316              214
Accrued investment income                                             56,676           61,740
Deferred policy acquisition costs                                    180,288          196,479
Deferred income taxes                                                 37,501               --
Other assets                                                               9               43
Separate account assets                                              220,994          123,185
                                                                 -----------      -----------

          Total assets                                            $4,603,343       $4,885,621
                                                                  ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                      $3,921,513       $4,166,852
  Policy claims and other policyholders' funds                        12,097            7,389
  Deferred income taxes                                                   --           23,199
  Amounts due to brokers                                              25,215           54,347
  Other liabilities                                                   17,436           24,500
  Separate account liabilities                                       220,994          123,185
                                                                 -----------      -----------
          Total liabilities                                        4,197,255        4,399,472

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                               2,000            2,000
  Additional paid-in capital                                         282,872          282,872
  Accumulated other comprehensive (loss) income:
     Net unrealized securities (losses) gains                        (69,753)          44,295
  Retained earnings                                                  190,969          156,982
                                                                 -----------      -----------
          Total stockholder's equity                                 406,088          486,149
                                                                 -----------      -----------

Total liabilities and stockholder's equity                        $4,603,343       $4,885,621
                                                                  ==========       ==========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                            1999              1998             1997
                                                          ---------         ---------        ---------

Revenues:
  Net investment income                                    $322,746          $340,219         $332,268
  Contractholder charges                                      6,069             6,387            5,688
  Mortality and expense risk fees                             2,269             1,275              641
  Net realized gain (loss) on investments                     6,565            (4,788)            (509)
                                                          ---------         ---------        ---------

          Total revenues                                    337,649           343,093          338,088
                                                          ---------         ---------        ---------

Benefits and expenses:
  Interest credited on investment contracts                 208,583           228,533          231,437
  Amortization of deferred policy acquisition costs          43,257            53,663           36,803
  Other operating expenses                                   35,147            24,476           24,890
                                                          ---------         ---------        ---------

          Total benefits and expenses                       286,987           306,672          293,130
                                                          ---------         ---------        ---------

Income before income taxes                                   50,662            36,421           44,958

Income taxes                                                 16,675            14,395           16,645
                                                          ---------         ---------        ---------

Net income                                                $  33,987         $  22,026        $  28,313
                                                          =========         =========        =========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1999
                                  ($ thousands)

                                                                                                   Accumulated
                                                                                                     Other
                                                         Total                      Additional    Comprehensive
                                                     Stockholder's     Capital       Paid-In      (Loss) Income,     Retained
                                                         Equity         Stock         Capital        Net of Tax       Earnings
                                                     -------------    --------    ------------    ------------    -------------
Balance, December 31, 1996                               $363,858       $2,000       $242,872        $ 12,343        $106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
      Unrealized holding gains arising
           during the year, net of  taxes of
        ($19,891)                                          36,940           --             --          36,940              --
      Reclassification adjustment for losses
           included in net income, net of tax
           of ($126)                                          233           --             --             233              --
                                                     -------------                                ------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                     -------------
     Comprehensive income                                  65,486
Capital contribution from IDS Life                         40,000           --         40,000              --              --
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
          during the year, net of taxes of $3,400          (6,314)          --             --          (6,314)             --
       Reclassification adjustment for losses
           included in net income, net of tax
           of ($588)                                        1,093           --             --           1,093              --
                                                     -------------                                ------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                     -------------
     Comprehensive income                                  16,805
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1998                                486,149        2,000        282,872          44,295         156,982
Comprehensive loss:
     Net income                                            33,987           --             --              --          33,987
     Unrealized holding losses arising
         during the year, net of taxes of $(59,231)      (110,001)          --             --        (110,001)             --
     Reclassification adjustment for gains
          included in net income, net of tax               (4,047)                                     (4,047)             --
          of $(2,179)                                -------------                                ------------
     Other comprehensive loss                            (114,048)          --             --        (114,048)             --
                                                     -------------
     Comprehensive loss                                   (80,061)
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1999                               $406,088       $2,000       $282,872        $(69,753)       $190,969
                                                     =============    ========    ============    ============    =============


                                         See accompanying notes.

                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                      1999          1998          1997
                                                                   -----------   -----------   -----------
Cash flows from operating activities:
  Net income                                                       $   33,987    $   22,026    $   28,313
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                               5,064        (2,152)       (8,017)
      Change in accounts receivable                                      (102)          349         9,304
      Change in deferred policy acquisition costs, net                 16,191        28,022       (21,276)
      Change in other assets                                               34            74         4,840
      Change in policy claims and other policyholders' funds            4,708        (3,939)      (16,099)
      Deferred income tax (benefit) provision                             711        (9,591)       (2,485)
      Change in other liabilities                                      (7,064)        7,595         1,255
      Amortization of premium (accretion of discount), net              2,315           122        (2,316)
      Net realized (gain) loss on investments                          (6,565)        4,788           509
      Other, net                                                      (1,562)         2,544           959
                                                                   -----------   -----------   -----------

         Net cash provided by (used in) operating activities           47,717        49,838        (5,013)

Cash flows from investing activities:
    Fixed maturities held to maturity:
        Purchases                                                          --            --        (1,996)
        Maturities                                                     65,705        73,601        41,221
        Sales                                                           8,466        31,117        30,601
    Fixed maturities available for sale:
        Purchases                                                    (593,888)     (298,885)     (688,050)
        Maturities                                                    248,317       335,357       231,419
        Sales                                                         469,126        48,492        73,366
    Other investments:
        Purchases                                                     (28,520)     (161,252)     (199,593)
        Sales                                                          57,548        78,681        29,139
    Change in amounts due to brokers                                  (29,132)       19,412       (53,796)
                                                                   -----------   -----------   ------------

          Net cash provided by (used in) investing activities         197,622       126,523      (537,689)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                           299,899       302,158       783,339
    Surrenders and other benefits                                    (753,821)     (707,052)     (552,903)
    Interest credited to account balances                             208,583       228,533       231,437
    Capital contribution from parent                                       --            --        40,000
                                                                   -----------   -----------   -----------

          Net cash (used in) provided by financing activities        (245,339)     (176,361)      501,873
                                                                   -----------   -----------   -----------

Net decrease in cash and cash equivalents                                  --            --       (40,829)

Cash and cash equivalents at beginning of year                             --            --        40,829
                                                                   -----------   -----------   -----------

Cash and cash equivalents at end of year                           $       --    $       --    $      --
                                                                   ===========   ===========   ==========
                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                        1999            1998           1997
                                        ----            -----          ----
    Cash paid during the year for:
      Income taxes                      $22,007        $19,035       $19,456
      Interest on borrowings              2,187          5,437         1,832

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million. Net unlocking adjustments in 1999 and 1997 were not significant.

     Liabilities for future policy benefits

     Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1999 and 1998 are $2,147 and $3,504, respectively, payable to IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

      Accounting changes

     American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

     Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                                   Gross           Gross
                                                Amortized        Unrealized       Unrealized        Fair
    Held to maturity                             Cost              Gains           Losses           Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    7,514       $     23         $    431        $    7,106
    State and municipal obligations                  3,002             44               --             3,046
    Corporate bonds and obligations                816,826          5,966           23,311           799,482
    Mortgage-backed securities                     179,007            296            4,834           174,469
                                                ----------       --------         --------        ----------
                                                $1,006,349       $  6,329         $ 28,576        $  984,103
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,047   $         --         $     47        $    1,999
    State and municipal obligations                  2,250             --              190             2,060
    Corporate bonds and obligations              1,419,150          7,445           90,703         1,335,892
    Mortgage-backed securities                     988,352          1,929           25,746           964,536
                                                ------------     --------         --------        ----------
                                                $2,411,799       $  9,374         $116,686        $2,304,487
                                                ==========       ========         ========        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                   Gross           Gross
                                                 Amortized       Unrealized       Unrealized         Fair
    Held to maturity                               Cost            Gains           Losses            Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    8,652       $    423         $     --        $    9,075
    State and municipal obligations                  3,003            149               --             3,152
    Corporate bonds and obligations                877,140         48,822            6,670           919,292
    Mortgage-backed securities                     192,398          2,844               29           195,213
                                                ----------       --------         --------        ----------
                                                $1,081,193       $ 52,238         $  6,699        $1,126,732
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,062       $    116         $     --        $    2,178
    Corporate bonds and obligations              1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                   1,051,836         32,232               89         1,083,979
                                                ----------       --------         --------        ----------
                                                $2,526,712       $102,338          $34,192        $2,594,858
                                                ==========       ========          =======        ==========

     The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Fair
    Held to maturity                              Cost             Value

    Due in one year or less                    $    26,214        $   26,334
    Due from one to five years                     412,533           408,638
    Due from five to ten years                     331,187           320,146
    Due in more than ten years                      57,408            54,516
    Mortgage-backed securities                     179,007           174,469
                                             -------------     -------------
                                               $ 1,006,349        $  984,103
                                               ===========      ============

                                               Amortized            Fair
    Available for sale                            Cost             Value

    Due in one year or less                    $    46,937        $   47,236
    Due from one to five years                      75,233            73,525
    Due from five to ten years                   1,037,001           980,633
    Due in more than ten years                     264,276           238,557
    Mortgage-backed securities                     988,352           964,536
                                              ------------      ------------
                                                $2,411,799        $2,304,487

     During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $8,466, $31,117 and $29,561, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively.

     At December 31, 1999, bonds carried at $3,277 were on deposit with various states as required by law.

     At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $486 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                                    1999             1998
    ----------------------                       -----------       -----------
    Aaa/AAA                                       $1,168,144        $1,242,301
    Aa/AA                                             42,859            45,526
    Aa/A                                              52,416            60,019
    A/A                                              422,668           422,725
    A/BBB                                            189,072           228,656
    Baa/BBB                                          995,152         1,030,874
    Baa/BB                                            64,137            79,687
    Below investment grade                           483,700           498,117
                                                ------------      ------------
                                                  $3,418,148        $3,607,905

     At December 31, 1999, approximately 94 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1999, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1999                        December 31, 1998
                                         -------------------------------       --------------------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------   -----------         -----------        ----------          -----------
    South Atlantic                          $194,325         $        --          $198,552             $    651
    Middle Atlantic                          118,699                  --           129,284                  520
    East North Central                       126,243                  --           134,165                2,211
    Mountain                                 103,751                  --           113,581                   --
    West North Central                       125,891                 513           119,380                9,626
    New England                               43,345                 802            46,103                   --
    Pacific                                   41,396                  --            43,706                   --
    West South Central                        31,153                  --            32,086                   --
    East South Central                         7,100                  --             7,449                   --
                                         -----------        ------------       -----------         ------------
                                             791,903               1,315           824,306               13,008
    Less allowance for losses                  6,650                  --             8,500                   --
                                         -----------        ------------       -----------         ------------
                                            $785,253            $  1,315          $815,806              $13,008
                                            ========            ========          ========              =======


2.   Investments (continued)
                                               December 31, 1999                       December 31, 1998
                                          ------------------------------         ------------------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
                                          ----------      --------------        ----------         ------------
    Department/retail stores                $232,449        $     1,315           $253,380            $     781
    Apartments                               181,346                 --            186,030                2,211
    Office buildings                         202,132                 --            206,285                9,496
    Industrial buildings                      83,186                 --             82,857                  520
    Hotels/Motels                             43,839                 --             45,552                   --
    Medical buildings                         32,284                 --             33,103                   --
    Nursing/retirement homes                   6,608                 --              6,731                   --
    Mixed Use                                 10,059                 --             10,368                   --
                                          ----------      --------------        ----------         ------------
                                             791,903              1,315            824,306               13,008
    Less allowance for losses                  6,650                 --              8,500                   --
                                         -----------      --------------       -----------         ------------
                                            $785,253         $    1,315           $815,806              $13,008
                                            ========         ==========           ========              =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1999, the Company's recorded investment in impaired loans was $5,200 with an allowance of $1,250. At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. During 1999 and 1998, the average recorded investment in impaired loans was $5,399 and $2,736, respectively.

     The Company recognized $136, $251 and $nil of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                     1999        1998         1997
                                                     ----        ----         ----
    Balance, January 1                               $8,500      $3,718       $2,370
    Provision (reduction) for investment losses      (1,850)      4,782        1,805
    Loan payoffs                                         --          --         (457)
                                                     ------   ---------      -------
    Balance, December 31                             $6,650      $8,500       $3,718
                                                     ======      ======       ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                     1999         1998        1997
                                                     -----        -----       ----
    Interest on fixed maturities                   $265,199    $285,260     $278,736
    Interest on mortgage loans                       63,721      65,351       55,085
    Interest on cash equivalents                        534         137          704
    Other                                            (1,755)     (2,493)       1,544
                                                   ---------- ----------   ----------
                                                    327,699     348,255      336,069
    Less investment expenses                          4,953       8,036        3,801
                                                   ---------  ----------   ----------
                                                   $322,746    $340,219     $332,268
                                                   ========    ========     ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                      1999        1998         1997
                                                      ----        ----         ----
    Fixed maturities                               $  6,534     $   863      $ 1,638
    Mortgage loans                                   (1,650)     (4,816)      (1,348)
    Other investments                                (1,819)       (835)        (799)
                                                   ---------   --------      -------
                                                   $  3,065     $(4,788)     $  (509)
                                                   =========    =======      =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                      1999       1998         1997
                                                     -----        -----       ----
    Fixed maturities available for sale           $(175,458)    $(8,032)     $57,188

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                     1999         1998        1997
                                                     ----         ----        ----
    Federal income taxes:
      Current                                      $ 15,531    $ 23,227      $17,668
      Deferred                                          711      (9,591)      (2,485)
                                                   --------    --------      -------
                                                     16,242      13,636       15,183

    State income taxes-current                          433         759        1,462
                                                   --------    --------      -------
    Income tax expense                             $ 16,675    $ 14,395      $16,645
                                                   ========    ========      =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                       1999                      1998                     1997
                                               ------------------       ------------------       ---------------------
                                               Provision    Rate        Provision    Rate        Provision       Rate
                                               ---------    -----       ---------    -----       ---------       -----
     Federal income taxes based
       on the statutory rate                    $17,731     35.0%         $13,972    35.0%        $15,735        35.0%
     Increases (decreases) are
      attributable to:
         Tax-excluded interest                      (14)      --              (35)   (0.1)            (41)       (0.1)
         State tax, net of federal benefit          281      0.5              493     1.2             956         2.1
         Reduction of mortgage loss
           reserve                               (1,225)    (2.4)              --       --             --          --
      Other, net                                    (98)    (0.2)             (35)       --            (5)         --
                                                 ------    -----         --------    ------          ----      ------
      Total income taxes                        $16,675     32.9 %        $14,395    36.1%        $16,645        37.0%
                                                =======     =====         =======    ====         =======        ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                             1999          1998
                                                          -------       -------
    Policy reserves                                        $46,243      $51,298
    Unrealized losses on investments                        39,678           --
    Other                                                    1,070        2,214
                                                          --------     --------
         Total deferred income tax assets                   86,991       53,512
                                                          --------     --------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                       49,490       52,908
    Unrealized gains on investments                             --       23,803
                                                          --------     --------
         Total deferred income tax liabilities              49,490       76,711
                                                          --------     --------
         Net deferred income tax assets (liabilities)      $37,501     ($23,199)
                                                           =======     ========

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $58,223 and $45,716 as of December 31, 1999 and 1998, respectively. In addition, dividends in excess of $15,241 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                           1999           1998             1997
                                        ---------      ---------        -------
    Statutory net income                  $ 15,241       $ 37,902      $ 23,589
    Statutory stockholder's equity         343,094        330,588       302,264

5.   Related party transactions

     The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $8,258 and $6,651 at December 31, 1999 and 1998, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $38,931, $28,482 and $24,535 for the years ended December 31, 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1999                        Amount            Amount            Value          Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
    Interest rate caps                     $  900,000         $  3,212         $  4,437          $  4,437
        Interest rate floors                2,000,000            8,258            2,251             2,251
     Off balance sheet assets:
        Interest rate swaps                 2,000,000               --           18,274            18,274
                                                             ---------         --------          --------
                                                               $11,470          $24,962           $24,962
                                                               =======          =======           =======


7.   Derivative financial instruments (continued)

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1998                        Amount            Amount            Value           Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
        Interest rate caps                 $  900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                1,000,000            6,651           17,798            17,798
      Off balance sheet liabilities:
        Interest rate swaps                 1,000,000               --          (33,500)               --
                                                             ---------        ----------         --------
                                                               $12,103        ($ 14,184)          $19,316
                                                               =======        ===========         =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2006.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                    1999                          1998
                                                         --------------------------      --------------------------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    ----------------                                     ----------       ---------      ----------      ----------
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,006,349        $984,103      $1,081,193      $1,126,732
       Available for sale                                 2,304,487       2,304,487       2,594,858       2,594,858
    Mortgage loans on real estate (Note 2)                  785,253         770,095         815,806         874,064
    Derivative financial instruments (Note 7)                11,470          24,962          12,103          19,316
    Separate account assets (Note 1)                        220,994         220,994         123,185         123,185

    Financial Liabilities
    Future policy benefits for fixed annuities           $3,905,849      $3,778,945      $4,152,059      $4,000,789
    Separate account liabilities                            220,994         209,942         123,185         115,879
    Derivative financial instruments (Note 7)                    --              --              --          33,500

     At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $15,633 and $14,793, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

9.   Commitments and contingencies

     In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

10. YEAR 2000 ISSUE (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

     AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

     In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.